General Information - Details of Associates (Detail)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Domestic [member] | New Songdo International City Development, LLC [member]
Disclosure of associates [line items]
Category of business		Real estate rental
Ownership (%)		29.90%	29.90%
Region		Incheon
Domestic [member] | Gale International Korea, LLC [member]
Disclosure of associates [line items]
Category of business		Real estate rental
Ownership (%)		29.90%	29.90%
Region		Incheon
Domestic [member] | KONES, Corp. [member]
Disclosure of associates [line items]
Category of business		Technical service
Ownership (%)		27.41%	27.41%
Region		Gyeongju
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of associates [line items]
Category of business		Real estate development
Ownership (%)		29.53%	29.53%
Region		Chungju
Domestic [member] | DAEHO GLOBAL MANAGEMENT CO., LTD. [member]
Disclosure of associates [line items]
Category of business		Investment advisory service
Ownership (%)		35.82%	35.82%
Region		Pohang
Domestic [member] | Gunggi Green Energy [member]
Disclosure of associates [line items]
Category of business		Electricity generation
Ownership (%)		19.00%	19.00%
Region		Hwaseong
Domestic [member] | Pohang Special Welding Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Welding material and tools manufacturing and sales
Ownership (%)		50.00%	50.00%
Region		Pohang
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies
Ownership (%)		27.23%	27.23%
Region		Seoul
Domestic [member] | KC Chemicals CORP [member]
Disclosure of associates [line items]
Category of business		Machinery manufacturing
Ownership (%)		18.76%	18.76%
Region		Hwaseong
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Electricity generation
Ownership (%)		49.10%	49.10%
Region		Chuncheon
Domestic [member] | Noeul Green Energy Co., Ltd [member]
Disclosure of associates [line items]
Category of business		Electricity generation
Ownership (%)		10.00%	10.00%
Region		Seoul
Domestic [member] | Posco-IDV Growth Ladder IP Fund [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies
Ownership (%)		17.86%	17.86%
Region		Seoul
Domestic [member] | DaeSung SnM Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Steel sales
Ownership (%)			17.54%
Region		Busan
Domestic [member] | Pohang E&E Co,. Ltd. [member]
Disclosure of associates [line items]
Category of business		Investment in waste energy
Ownership (%)		30.00%	30.00%
Region		Pohang
Domestic [member] | POSCO Energy Valley Fund [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies
Ownership (%)		20.00%	20.00%
Region		Pohang
Domestic [member] | Posco Agri-Food Export Fund [member]
Disclosure of associates [line items]
Category of business	[1]	Investment in new technologies
Ownership (%)	[1]		30.00%
Region	[1]	Seoul
Domestic [member] | Posco Culture Contents Fund [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies
Ownership (%)		31.68%	31.67%
Region		Seoul
Domestic [member] | PCC Amberstone Private Equity Fund I [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies
Ownership (%)		8.80%	8.80%
Region		Seoul
Domestic [member] | UITrans LRT Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Transporting
Ownership (%)		38.19%	38.19%
Region		Seoul
Domestic [member] | POSCO Advanced Technical Staff Fund [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies
Ownership (%)		15.87%	15.87%
Region		Seoul
Domestic [member] | POSCO 4th Industrial Revolution Fund [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies
Ownership (%)		19.05%	19.05%
Region		Seoul
Domestic [member] | Pureun Tongyeong Enviro Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Sewerage treatment
Ownership (%)		20.40%	20.40%
Region		Tongyeong
Domestic [member] | Pure Gimpo Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Construction
Ownership (%)		28.79%	28.79%
Region		Gimpo
Domestic [member] | Posgreen Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Lime and plaster manufacturing
Ownership (%)		19.00%	19.00%
Region		Gwangyang
Domestic [member] | Clean Iksan Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Construction
Ownership (%)		23.50%	23.50%
Region		Iksan
Domestic [member] | Innovalley Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Real estate development
Ownership (%)		29.48%	29.48%
Region		Yongin
Domestic [member] | Blue Ocean private equity fund [member]
Disclosure of associates [line items]
Category of business		Private equity financial
Ownership (%)		27.52%	27.52%
Region		Seoul
Domestic [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of associates [line items]
Category of business		Investment in Expressway
Ownership (%)		27.89%	27.89%
Region		Incheon
Domestic [member] | INNOPOLIS Job Creation Fund II [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies
Ownership (%)		6.13%	6.13%
Region		Seoul
Domestic [member] | Samcheok Blue Power Co.,Ltd. [member]
Disclosure of associates [line items]
Category of business		Generation of electricity
Ownership (%)		34.00%	34.00%
Region		Samcheok
Domestic [member] | INKOTECH INC [member]
Disclosure of associates [line items]
Category of business		Electricity generation and sales
Ownership (%)		10.00%	10.00%
Region		Seoul
Domestic [member] | PCC Social Enterprise Fund II [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies business
Ownership (%)		16.67%	16.67%
Region		Seoul
Domestic [member] | PCCConar No.1 Fund [Member]
Disclosure of associates [line items]
Category of business		Investment in new technologies business
Ownership (%)		14.88%	15.49%
Region		Pohang
Domestic [member] | Hyochun CO., LTD [member]
Disclosure of associates [line items]
Category of business		Screen door operation and other
Ownership (%)		18.00%	18.00%
Region		Seoul
Domestic [member] | IBKCPCC 1st Fund [Member]
Disclosure of associates [line items]
Category of business		Investment in new technologies business
Ownership (%)		18.18%	18.18%
Region		Pohang
Domestic [member] | PCC-Woori LP secondary Fund [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies business
Ownership (%)		18.85%	18.85%
Region		Pohang
Domestic [member] | Link City PFV Inc. [member]
Disclosure of associates [line items]
Category of business		Contruction, housing construction and sales
Ownership (%)		44.00%	44.00%
Region		Uijeongbu
Domestic [member] | BNH-POSCO Bio Healthcare Fund [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies business
Ownership (%)		18.14%	18.14%
Region		Pohang
Domestic [member] | PCC-BM Project Fund [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies business
Ownership (%)		8.77%	8.77%
Region		Pohang
Domestic [member] | Energy Innovation Fund I [Member]
Disclosure of associates [line items]
Category of business		Investment in new technologies business
Ownership (%)		10.11%	10.11%
Region		Pohang
Domestic [member] | Consus PS development Professional Private Real Estate Fund [member]
Disclosure of associates [line items]
Category of business		Real estate development
Ownership (%)		50.00%	50.00%
Region		Seoul
Domestic [member] | POSTECH Holdings 4th Fund [member]
Disclosure of associates [line items]
Category of business		Private Investment Association
Ownership (%)		40.00%	40.00%
Region		Pohang
Domestic [member] | SNU STH IP Fund [Member]
Disclosure of associates [line items]
Category of business		Private Investment Association
Ownership (%)		33.33%	33.33%
Region		Seoul
Domestic [member] | PCC-BM Project Fund 2 [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies business
Ownership (%)		0.00%	13.70%
Region		Pohang
Domestic [member] | G&G Technology Innovation Fund No.1 [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies business
Ownership (%)		13.97%	13.97%
Region		Seongnam
Domestic [member] | PCC-KAI Secondary I Fund [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies business
Ownership (%)		19.12%	19.12%
Region		Seoul
Domestic [member] | 2021 PCC Bio New Technology Fund [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies
Ownership (%)		5.45%	5.45%
Region		Pohang
Domestic [member] | Consus BG Private Real Estate Fund No.2 [Member]
Disclosure of associates [line items]
Category of business		Real estate development
Ownership (%)		50.00%	50.00%
Region		Seoul
Domestic [member] | Consus NewDeal Infra Development Specialized Private Special Asset Investment Trust 1 [member]
Disclosure of associates [line items]
Category of business		Investment Association
Ownership (%)		40.00%	40.00%
Region		Seoul
Domestic [member] | Hybrid ESG Secondary Venture No.1 [Member]
Disclosure of associates [line items]
Category of business		Investment Association
Ownership (%)		18.27%	18.27%
Region		Pohang
Domestic [member] | PCC-Bailey Project Fund [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies business
Ownership (%)		7.27%	7.27%
Region		Pohang
Domestic [member] | CR Inotech Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Manufacturing
Ownership (%)		19.00%	19.00%
Region		Gwangyang
Domestic [member] | Posco JK Solid Solution Co., ltd [member]
Disclosure of associates [line items]
Category of business		Material manufacturing for rechargeable battery
Ownership (%)		40.00%	40.00%
Region		Yangsan
Domestic [member] | PCC-Xinova PRE-IPO Fund [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies business
Ownership (%)		9.09%	9.09%
Region		Pohang
Domestic [member] | Consus OS Private Real Estate Fund 2 [Member]
Disclosure of associates [line items]
Category of business		Real estate development
Ownership (%)		50.00%	50.00%
Region		Seoul
Domestic [member] | CP Advanced Material Technology Co Ltd [Member]
Disclosure of associates [line items]
Category of business		Precursor manufacturing and sales
Ownership (%)		20.00%	0.00%
Region		Pohang
Domestic [member] | P&O Chemical Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Chemical production
Ownership (%)		51.00%	0.00%
Region		Gwangyang
Foreign [member]
Disclosure of associates [line items]
Category of business		Medicine production
Region		Vietnam
Foreign [member] | POSCHROME (PROPRIETARY) LIMITED [member]
Disclosure of associates [line items]
Category of business		Raw material manufacturing and sales
Ownership (%)		50.00%	50.00%
Region		South Africa
Foreign [member] | CAML RESOURCES PTY LTD. [member]
Disclosure of associates [line items]
Category of business		Raw material manufacturing and sales
Ownership (%)		33.34%	33.34%
Region		Australia
Foreign [member] | PT. Wampu Electric Power [member]
Disclosure of associates [line items]
Category of business		Construction and civil engineering
Ownership (%)		20.00%	20.00%
Region		Indonesia
Foreign [member] | POSK(Pinghu) Steel Processing Center Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Steel processing and sales
Ownership (%)		20.00%	20.00%
Region		China
Foreign [member] | PT.INDONESIA POS CHEMTECH CHOSUN Ref [member]
Disclosure of associates [line items]
Category of business		Refractory manufacturing and sales
Ownership (%)		30.19%	30.19%
Region		Indonesia
Foreign [member] | NS-Thainox Auto Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Stainless sales and transporting
Ownership (%)		49.00%	49.00%
Region		Thailand
Foreign [member] | PT. Tanggamus Electric Power [member]
Disclosure of associates [line items]
Category of business		Construction and civil engineering
Ownership (%)		17.50%	17.50%
Region		Indonesia
Foreign [member] | LLP POSUK Titanium [member]
Disclosure of associates [line items]
Category of business		Titanium manufacturing and sales
Ownership (%)		35.30%	35.30%
Region		Kazakhstan
Foreign [member] | IMFA ALLOYS FINLEASE LTD. [member]
Disclosure of associates [line items]
Category of business		Raw material manufacturing and sales
Ownership (%)		24.00%	24.00%
Region		India
Foreign [member] | KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member]
Disclosure of associates [line items]
Category of business		Chemical by-product manufacturing and sales
Ownership (%)		19.00%	19.00%
Region		Indonesia
Foreign [member] | 9404-5515 Quebec Inc. [member]
Disclosure of associates [line items]
Category of business		Investments management
Ownership (%)		25.85%	25.85%
Region		Canada
Foreign [member] | Hamparan Mulya [member]
Disclosure of associates [line items]
Category of business		Resource development
Ownership (%)		45.00%	45.00%
Region		Indonesia
Foreign [member] | POS-SEAHSTEELWIRE(TIANJIN)CO.,Ltd. [member]
Disclosure of associates [line items]
Category of business		Steel manufacturing and sales
Ownership (%)		25.00%	25.00%
Region		China
Foreign [member] | Eureka Moly LLC [member]
Disclosure of associates [line items]
Category of business		Raw material manufacturing and sales
Ownership (%)		0.00%	20.00%
Region		USA
Foreign [member] | KIRIN VIETNAM CO., LTD [member]
Disclosure of associates [line items]
Category of business		Panel manufacturing
Ownership (%)		0.00%	19.00%
Region		Vietnam
Foreign [member] | POS-SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Steel processing and sales
Ownership (%)		25.00%	25.00%
Region		China
Foreign [member] | POS-SeAH Steel Wire (Thailand) Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Steel manufacturing and sales
Ownership (%)		25.00%	25.00%
Region		Thailand
Foreign [member] | Jupiter Mines Limited [member]
Disclosure of associates [line items]
Category of business		Resource development
Ownership (%)		6.89%	6.89%
Region		Australia
Foreign [member] | SAMHWAN VINA CO., LTD [member]
Disclosure of associates [line items]
Category of business		Steel manufacturing and sales
Ownership (%)		17.26%	17.26%
Region		Vietnam
Foreign [member] | Saudi-Korean Company for Maintenance Properties Management LLC [member]
Disclosure of associates [line items]
Category of business		Building management
Ownership (%)		19.00%	19.00%
Region		SaudiArabia
Foreign [member] | NCR LLC [member]
Disclosure of associates [line items]
Category of business		Coal sales
Ownership (%)		22.05%	22.05%
Region		Canada
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Category of business		Iron ore sales & mine development
Ownership (%)		49.00%	49.00%
Region		Australia
Foreign [member] | SHANGHAI LANSHENG DAEWOO CORP. [member]
Disclosure of associates [line items]
Category of business		Trading
Ownership (%)		49.00%	49.00%
Region		China
Foreign [member] | SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN'L TRADING CO., LTD. [member]
Disclosure of associates [line items]
Category of business		Trading
Ownership (%)		49.00%	49.00%
Region		China
Foreign [member] | General Medicines Company Ltd. [member]
Disclosure of associates [line items]
Category of business		Medicine manufacturing and sales
Ownership (%)		33.00%	33.00%
Region		Sudan
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of associates [line items]
Category of business		Gas production and sales
Ownership (%)		20.00%	20.00%
Region		England
Foreign [member] | AES Mong Duong Power Company Limited [Member]
Disclosure of associates [line items]
Category of business		Electricity generation
Ownership (%)		30.00%	30.00%
Region		Vietnam
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Category of business		Pipeline construction and management
Ownership (%)		25.04%	25.04%
Region		Myanmar
Foreign [member] | GLOBAL KOMSCO Daewoo LLC [member]
Disclosure of associates [line items]
Category of business		Cotton celluloid manufacturing and sales
Ownership (%)		35.00%	35.00%
Region		Uzbekistan
Foreign [member] | POSCO-Poggenamp Electrical Steel Pvt. Ltd. [member]
Disclosure of associates [line items]
Category of business		Steel processing and sales
Ownership (%)		26.00%	26.00%
Region		India
Foreign [member] | Qingdao Pohang DGENX Stainless Steel Pipe Co Ltd [member]
Disclosure of associates [line items]
Category of business		Exhaust meter manufacturing
Ownership (%)		40.00%	40.00%
Region		China
Foreign [member] | SHINPOONG DAEWOO PHARMA VIETNAM CO.,LTD [member]
Disclosure of associates [line items]
Ownership (%)		3.42%	3.42%
Foreign [member] | ZHEJIANG HUAYOU-POSCO ESM CO., LTD [member]
Disclosure of associates [line items]
Category of business		Anode material Production
Ownership (%)		40.00%	40.00%
Region		China
Foreign [member] | MONG DUONG FINANCE HOLDINGS B.V
Disclosure of associates [line items]
Category of business		Financial Holdings
Ownership (%)		30.00%	30.00%
Region		Netherlands
Foreign [member] | FQM Australia Holdings Pty Ltd [Member]
Disclosure of associates [line items]
Category of business		Non-ferrous metal Mining
Ownership (%)		24.32%	24.32%
Region		Australia
Foreign [member] | Qingdao ZhongShou New Energy Technology Co Ltd [Member]
Disclosure of associates [line items]
Category of business		Artificial Graphite manufacturing
Ownership (%)		13.00%	13.00%
Region		China
Foreign [member] | Black Rock Mining Limited [Member]
Disclosure of associates [line items]
Category of business		Mining
Ownership (%)		10.07%	11.72%
Region		Australia
Foreign [member] | Inner Mongolia Sinuo New Material Technology Co.,Ltd [member]
Disclosure of associates [line items]
Category of business		Artificial Graphite manufacturing
Ownership (%)		12.85%	12.85%
Region		China
Foreign [member] | ZHANGJIAGANG XIAO-SHA COIL SERVICE CENTER CO.,LTD [member]
Disclosure of associates [line items]
Category of business		Steel processing and sales
Ownership (%)		17.50%	17.50%
Region		China
Foreign [member] | AJI Marketing and Sales, LLC [Member]
Disclosure of associates [line items]
Category of business		Coal sales
Ownership (%)		22.05%	0.00%
Region		USA

[1]	During the year ended December 31, 2024, the entities were excluded from associates due to liquidation.